Acquisitions (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Schedule of Research and Development Assets Acquired Other than Through Business Combination
The following table and narrative summarize our asset acquisitions during 2018, 2017, and 2016.

Counterparty	Compound(s),Therapy, or Asset	Acquisition Month	Phase of Development(1)	Acquired IPR&D Expense
Sigilon Therapeutics	Encapsulated cell therapies for the potential treatment of type 1 diabetes	April 2018	Pre-clinical	$66.9
AurKa Pharma, Inc.	AK-01, an Aurora kinase A inhibitor	June 2018	Phase I	81.8
ARMO	Cancer therapy - pegilodecakin	June 2018	Phase III	1,475.8
Anima Biotech	Translation inhibitors for selected neuroscience targets	July 2018	Pre-clinical	30.0
SIGA Technologies, Inc.	Priority Review Voucher	October 2018	Not applicable	80.0
Chugai Pharmaceutical Company	OWL833, an oral non-peptidic GLP-1 receptor agonist	October 2018	Pre-clinical	50.0
NextCure, Inc.	Immuno-oncology cancer therapies	November 2018	Pre-clinical	28.1
Dicerna Pharmaceuticals	Cardio-metabolic disease, neurodegeneration, and pain	December 2018	Pre-clinical	148.7
Hydra Biosciences	TRPA1 antagonists program for the potential treatment of chronic pain syndromes	December 2018	Pre-clinical	22.6

CoLucid Pharmaceuticals, Inc. (CoLucid)	Oral therapy for the acute treatment of migraine - lasmiditan	March 2017	Phase III	857.6
KeyBioscience AG	Multiple molecules for treatment of metabolic disorders	July 2017	Phase II	55.0
Nektar Therapeutics	Immunological therapy - NKTR-358	August 2017	Phase I	150.0
CureVac AG	Cancer vaccines	November 2017	Pre-clinical	50.0

AstraZeneca	Antibody selective for amyloid-beta 42 (Aβ42) - MEDI1814	December 2016	Phase I	30.0
(1) The phase of development presented is as of the date of the arrangement and represents the phase of development of the most advanced asset acquired, where applicable.